SUBSEQUENT EVENTS (Tables)	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Schedule of property and equipment net

Useful Lives
Asset	(In Years)
Computer software and office and computer equipment	3 - 5
Machinery and equipment, automobiles, furniture, and fixtures	3 - 15
Leasehold improvements	Over the term of the lease or the life of the asset, whichever is shorter